BSPRT 2017-FL1 Issuer, Ltd.

Report To:
BSPRT 2017-FL1 Issuer, Ltd.
BSPRT 2017-FL1 Co-Issuer, LLC
Benefit Street Partners Realty Operating Partnership, L.P.
Benefit Street Partners Realty Trust, Inc.
J.P. Morgan Securities LLC
Goldman Sachs & Co. LLC

18 May 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2017-FL1 Issuer, Ltd.
BSPRT 2017-FL1 Co-Issuer, LLC
Benefit Street Partners Realty Operating Partnership, L.P.
Benefit Street Partners Realty Trust, Inc.
9 West 57th Street, Suite 4920
New York, NY 10019

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re: BSPRT 2017-FL1 Issuer, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist BSPRT 2017-FL1 Issuer, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”), on behalf of the Issuer, provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),

c.
Certain calculation methodologies (collectively, the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.
A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,

g.	A draft of the preliminary offering memorandum for the BSPRT 2017-FL1 Issuer, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 May 2017

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that:
a.
The assets of the Issuer will primarily consist of 26 commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on one or more commercial, multifamily and manufactured housing community properties (the “Mortgaged Properties”),

b.	With respect to eight Mortgage Loans, there exists one or more fully funded pari‑passu participation interests (the “Pari Passu Participations”),
c.
With respect to 15 of the Mortgage Loans, there exist interests (collectively, the “Future Funding Participations”) that are unfunded as of 9 May 2017 (the “Cut‑off Date”), which will not be assets of the Issuer as of the closing date of the BSPRT 2017-FL1 Issuer, Ltd. securitization transaction (the “Closing Date”), and which evidence the amount of certain future advances which may be made subsequent to the Closing Date,

d.	Each Mortgage Loan, together with the corresponding Pari Passu Participation(s), if any, is hereinafter referred to as the “Whole Loan,”
e.	Each Mortgage Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Mortgage Loan” and
f.	Each Whole Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Whole Loan.”

For the avoidance of doubt:
a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include any Future Funding Participations and
b.
All references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and corresponding Pari Passu Participations, as applicable, and do not include any Future Funding Participations.

Procedures performed and our associated findings

1.	We obtained from Benefit Street, on behalf of the Issuer:
a.
An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information related to the Mortgaged Properties, Mortgage Loans, Pari Passu Participations, Whole Loans, Future Funding Participations, Committed Mortgage Loans and Committed Whole Loans as of the Cut‑off Date and

b.	Record layout and decode information related to the information on the Data Files.

Attachment A Page 2 of 14

1. (continued)

For each Mortgaged Property, Mortgage Loan, Pari Passu Participation, Whole Loan, Future Funding Participation, Committed Mortgage Loan and Committed Whole Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Benefit Street.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the performance of the procedures described in Items 1. and 2. above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that Benefit Street, on behalf of the Issuer, indicated contains information related to the Mortgaged Properties, Mortgage Loans, Pari Passu Participations, Whole Loans, Future Funding Participations, Committed Mortgage Loans and Committed Whole Loans as of the Cut‑off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original)
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.
For each of the Mortgage Loans, all of which have an “Amortization Type” of “Interest Only” on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Term (Months)” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Asset Initial Funded Amount ($),
b.	Future Funding Participation Commitment ($) and
c.	Pari Passu Debt Amount ($)
of each Mortgage Loan, Whole Loan, Committed Whole Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Commitment ($)” of each Committed Whole Loan and Underlying Property, as applicable.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Asset Initial Funded Amount ($) and
b.	Future Funding Participation Commitment ($)
of each Mortgage Loan, Committed Mortgage Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date Commitment ($)” of each Committed Mortgage Loan and Underlying Property, as applicable.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 14

10.
For each of the Mortgage Loans, all of which have an “Amortization Type” of “Interest Only” on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the “Mortgage Loan Cut-off Date Commitment ($)” of each Mortgage Loan and Underlying Property, as applicable, as shown on the Final Data File, for the “Mortgage Asset Balloon Payment ($)” characteristic of each Mortgage Loan and Underlying Property, as applicable.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of:
a.	The “Mortgage Asset Initial Funded Amount ($)” and
b.	The difference between:
i.	The “Future Funding Participation Commitment ($)” and
ii.	The “Future Funding Participation Cut-off Date Balance ($)”
of each Mortgage Loan and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan and Underlying Property, as applicable.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Gross Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Factor and
d.	LIBOR Cap Strike Rate
of each Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.00000% that was provided by Benefit Street, on behalf of the Issuer, we recalculated the “Mortgage Asset Interest Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Loans, the loan agreement Source Document contains the following defined term:

“Adjusted LIBOR Rate” shall mean, with respect to the applicable Interest Period, the quotient of (i) LIBOR applicable to such Interest Period, divided by (ii) one (1) minus the Reserve Percentage

For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use a LIBOR assumption of 1.00000% and disregard references to the “Adjusted LIBOR Rate” in the loan agreement Source Document for the purpose of recalculating the “Mortgage Asset Interest Rate.”  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item 12.

Attachment A Page 5 of 14

13.	Using the:
a.	Mortgage Asset Cut-off Date Balance ($),
b.	Mortgage Asset Interest Rate and
c.	Interest Accrual Method
of each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 13., we recalculated the “Annual Debt Service (IO) ($)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service (IO) ($)” of each Mortgage Loan as the product of:
i.	The “Mortgage Asset Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

14.
Using the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “% of Mortgage Asset Cut-off Date Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15., we recalculated the:
i.	Cut-off Balance As-Is LTV and
ii.	Committed Cut-off Balance Stabilized LTV,
of each Mortgage Loan and Committed Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer, to:
a.	Use the sum of the:
i.	Mortgage Asset Cut-off Date Balance ($) and
ii.	Pari Passu Debt Amount ($)
characteristics, as applicable, both as shown on the Final Data File, as the numerator for the purpose of recalculating the “Cut-off Balance As-Is LTV” characteristic for each Whole Loan and
b.
Use the “As-Is Appraised Value” as the denominator for the purpose of recalculating the “Committed Cut-off Date Balance Stabilized LTV” for each Mortgage Loan on the Final Data File which has the “Stabilized Appraised Value” characteristic as “N/A.”

Attachment A Page 6 of 14

15. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Cut-off Balance As-Is LTV and
b.	Committed Cut-off Balance Stabilized LTV
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Mortgage Loans on the Final Data File with the “Cross-collateralized (Y/N)” characteristic as “Y” (the “Crossed Loan Group”), Benefit Street, on behalf of the Issuer, instructed us to recalculate the:
a.	Cut-off Balance As-Is LTV and
b.	Committed Cut-off Balance Stabilized LTV
characteristics on an aggregate basis for all Mortgage Loans and Committed Whole Loans in the Crossed Loan Group, as applicable.

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer, to round the:
a.	Cut-off Balance As-Is LTV and
b.	Committed Cut-off Balance Stabilized LTV
characteristics to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the preceding paragraphs of this Item 15.

16.	Using the:
a.	Mortgage Asset Cut-off Date Balance ($),
b.	Pari Passu Debt Amount ($),
c.	Mortgage Asset Interest Rate and
d.	Interest Accrual Method
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 16., we calculated the debt service of each Whole Loan (the “Whole Loan Annual Debt Service (IO) ($)”).

Attachment A Page 7 of 14

16. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Whole Loan Annual Debt Service (IO) ($)” of each Whole Loan as the product of:
i.	The sum of:
(a)	The “Mortgage Asset Cut-off Date Balance ($),” as shown on the Final Data File and
(b)	The “Pari Passu Debt Amount ($),”as shown on the Final Data File,
ii.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

17.	Using the:
a.	Whole Loan Cut-off Date Commitment ($),
b.	Mortgage Asset Interest Rate and
c.	Interest Accrual Method
of each Mortgage Loan and Committed Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 17., we calculated the debt service of each Committed Whole Loan (the “Committed Whole Loan Annual Debt Service (IO) ($)”).

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Committed Whole Loan Annual Debt Service (IO) ($)” of each Committed Whole Loan as the product of:
i.	The “Whole Loan Cut-off Date Commitment ($),”as shown on the Final Data File,
ii.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 18., we recalculated the:
i.	Cut-off Balance UW NOI DSCR,
ii.	Cut-off Balance UW NCF DSCR,
iii.	Committed Balance UW Stabilized NOI DSCR,
iv.	Committed Balance UW Stabilized NCF DSCR,
v.	Committed Balance Appraisal Stabilized NOI DSCR and
vi.	Committed Balance Appraisal Stabilized NCF DSCR
of each Mortgage Loan, Whole Loan and Committed Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 14

18. (continued)

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer, to:
a.
Use the “Whole Loan Annual Debt Service (IO) ($)” as the denominator for the purpose of recalculating the “Cut-off Balance UW NOI DSCR” and “Cut-off Balance UW NCF DSCR” characteristics for each Whole Loan,

b.	Use the “Committed Whole Loan Annual Debt Service (IO) ($)” as the denominator for the purpose of recalculating the:
i.	Committed Balance UW Stabilized NOI DSCR,
ii.	Committed Balance UW Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR
characteristics for each Committed Whole Loan,
c.	Use “N/A” for the “Committed Balance Appraisal Stabilized NOI DSCR” for each Mortgage Loan with the “Appraisal Stabilized NOI ($)” characteristic as “N/A” and
d.	Use “N/A” for the “Committed Balance Appraisal Stabilized NCF DSCR” for each Mortgage Loan with the “Appraisal Stabilized NCF ($)” characteristic as “N/A.”

For the purpose of recalculating the:
a.	Cut-off Balance UW NOI DSCR and
b.	Cut-off Balance UW NCF DSCR
characteristics for the Mortgage Loan identified on the Final Data File as “Marina Bay Apartments,” Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Cut‑off Balance UW NOI DSCR” and “Cut-off Balance UW NCF DSCR” characteristics on the Final Data File.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this paragraph of Item 18.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Cut-off Balance UW NOI DSCR,
b.	Cut-off Balance UW NCF DSCR,
c.	Committed Balance UW Stabilized NOI DSCR,
d.	Committed Balance UW Stabilized NCF DSCR,
e.	Committed Balance Appraisal Stabilized NOI DSCR and
f.	Committed Balance Appraisal Stabilized NCF DSCR
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 9 of 14

18. (continued)

For the Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the:
a.	Cut-off Balance UW NOI DSCR,
b.	Cut-off Balance UW NCF DSCR,
c.	Committed Balance UW Stabilized NOI DSCR,
d.	Committed Balance UW Stabilized NCF DSCR,
e.	Committed Balance Appraisal Stabilized NOI DSCR and
f.	Committed Balance Appraisal Stabilized NCF DSCR
characteristics on an aggregate basis for all Mortgage Loans and Committed Whole Loans in the Crossed Loan Group, as applicable.

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer, to round the:
a.	Cut-off Balance UW NOI DSCR,
b.	Cut-off Balance UW NCF DSCR,
c.	Committed Balance UW Stabilized NOI DSCR,
d.	Committed Balance UW Stabilized NCF DSCR,
e.	Committed Balance Appraisal Stabilized NOI DSCR and
f.	Committed Balance Appraisal Stabilized NCF DSCR
characteristics to two decimal places,

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 18.

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19., we recalculated the:
i.	Cut-off Balance UW NOI Debt Yield,
ii.	Cut-off Balance UW NCF Debt Yield,
iii.	Committed Balance UW Stabilized NOI Debt Yield,
iv.	Committed Balance UW Stabilized NCF Debt Yield,
v.	Committed Balance Appraisal Stabilized NOI Debt Yield and
vi.	Committed Balance Appraisal Stabilized NCF Debt Yield
of each Mortgage Loan, Whole Loan and Committed Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 14

19. (continued)

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer to use the sum of the:
a.	Mortgage Asset Cut-off Date Balance ($) and
b.	Pari Passu Debt Amount ($)
characteristics, as applicable, both as shown on the Final Data File, as the denominator for the purpose of recalculating the “Cut-off Balance UW NOI Debt Yield” and “Cut-off Balance UW NCF Debt Yield” characteristics for each Whole Loan.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Cut-off Balance UW NOI Debt Yield,
b.	Cut-off Balance UW NCF Debt Yield,
c.	Committed Balance UW Stabilized NOI Debt Yield,
d.	Committed Balance UW Stabilized NCF Debt Yield,
e.	Committed Balance Appraisal Stabilized NOI Debt Yield and
f.	Committed Balance Appraisal Stabilized NCF Debt Yield
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the:
a.	Cut-off Balance UW NOI Debt Yield,
b.	Cut-off Balance UW NCF Debt Yield,
c.	Committed Balance UW Stabilized NOI Debt Yield,
d.	Committed Balance UW Stabilized NCF Debt Yield,
e.	Committed Balance Appraisal Stabilized NOI Debt Yield and
f.	Committed Balance Appraisal Stabilized NCF Debt Yield
characteristics on an aggregate basis for all Mortgage Loans and Committed Whole Loans in the Crossed Loan Group, as applicable.

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer to round the:
a.	Cut-off Balance UW NOI Debt Yield,
b.	Cut-off Balance UW NCF Debt Yield,
c.	Committed Balance UW Stabilized NOI Debt Yield,
d.	Committed Balance UW Stabilized NCF Debt Yield,
e.	Committed Balance Appraisal Stabilized NOI Debt Yield and
f.	Committed Balance Appraisal Stabilized NCF Debt Yield
characteristics to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 19.

Attachment A Page 11 of 14

20.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 20., we recalculated the:
i.	Mortgage Asset Cut-off Date Balance / Unit ($),
ii.	Mortgage Asset Balloon Payment / Unit ($) and
iii.	Committed Mortgage Loan Cut-off Date Balance / Unit ($)
of each Mortgage Loan and Committed Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by Benefit Street, on behalf of the Issuer, to:
a.	Use the sum of the:
i.	Mortgage Asset Cut-off Date Balance ($) and
ii.	Pari Passu Debt Amount ($),
as applicable, as the numerator for the purpose of recalculating the “Mortgage Asset Cut-off Date Balance / Unit ($)” characteristic for each Whole Loan and
b.	Use the sum of the:
i.	Mortgage Asset Balloon Payment ($) and
ii.	Pari Passu Debt Amount ($),
as applicable, as the numerator for the purpose of recalculating the “Mortgage Asset Balloon Payment / Unit ($)” characteristic for each Whole Loan.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Mortgage Asset Cut-off Date Balance / Unit ($),
b.	Mortgage Asset Balloon Payment / Unit ($) and
c.	Committed Mortgage Loan Cut-off Date Balance / Unit ($)
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the:
a.	Mortgage Asset Cut-off Date Balance / Unit ($),
b.	Mortgage Asset Balloon Payment / Unit ($) and
c.	Committed Mortgage Loan Cut-off Date Balance / Unit ($)
characteristics on an aggregate basis for all Mortgage Loans and Committed Whole Loans in the Crossed Loan Group, as applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 20.

Attachment A Page 12 of 14

21.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 21., we recalculated the “Total/Weighted Average” information, as shown on the Final Data File, for the:
i.	Mortgage Asset Initial Funded Amount ($),
ii.	Mortgage Asset Cut-Off Date Balance ($),
iii.	% of Mortgage Asset Cut-off Date Balance,
iv.	Future Funding Participation Commitment ($),
v.	Future Funding Participation Cut-off Date Balance ($),
vi.	Mortgage Loan Cut-off Date Commitment ($),
vii.	Pari Passu Debt Amount ($),
viii.	Whole Loan Cut-off Date Commitment ($),
ix.	Mortgage Asset Balloon Payment ($),
x.	Mortgage Asset Interest Rate,
xi.	Gross Margin,
xii.	Annual Debt Service (IO) ($),
xiii.	Seasoning,
xiv.	Original Loan Term (Months),
xv.	Remaining Term (Months),
xvi.	Original IO Term (Months),
xvii.	Cut-off Balance As-Is LTV,
xviii.	Committed Cut-off Balance Stabilized LTV,
xix.	Cut-off Balance UW NOI DSCR,
xx.	Cut-off Balance UW NCF DSCR,
xxi.	Committed Balance UW Stabilized NOI DSCR,
xxii.	Committed Balance UW Stabilized NCF DSCR,
xxiii.	Committed Balance Appraisal Stabilized NOI DSCR,
xxiv.	Committed Balance Appraisal Stabilized NCF DSCR,
xxv.	Cut-off Balance UW NOI Debt Yield,
xxvi.	Cut-off Balance UW NCF Debt Yield,
xxvii.	Committed Balance UW Stabilized NOI Debt Yield,
xxviii.	Committed Balance UW Stabilized NCF Debt Yield,
xxix.	Committed Balance Appraisal Stabilized NOI Debt Yield and
xxx.	Committed Balance Appraisal Stabilized NCF Debt Yield
characteristics.

Attachment A Page 13 of 14

21. (continued)

Benefit Street, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans, for the purpose of recalculating the “Total/Weighted Average” information relating to the:
a.	Mortgage Asset Initial Funded Amount ($),
b.	Mortgage Asset Cut-Off Date Balance ($),
c.	% of Mortgage Asset Cut-off Date Balance,
d.	Future Funding Participation Commitment ($),
e.	Future Funding Participation Cut-off Date Balance ($),
f.	Mortgage Loan Cut-off Date Commitment ($),
g.	Pari Passu Debt Amount ($),
h.	Whole Loan Cut-off Date Commitment ($),
i.	Mortgage Asset Balloon Payment ($) and
j.	Annual Debt Service (IO) ($)
characteristics.

Benefit Street, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Loans, weighted by the “Mortgage Asset Cut-Off Date Balance ($),” for the purpose of recalculating the “Total/Weighted Average” information relating to the:
a.	Mortgage Asset Interest Rate,
b.	Gross Margin,
c.	Seasoning,
d.	Original Loan Term (Months),
e.	Remaining Term (Months),
f.	Original IO Term (Months),
g.	Cut-off Balance As-Is LTV,
h.	Cut-off Balance UW NOI DSCR,
i.	Cut-off Balance UW NCF DSCR,
j.	Cut-off Balance UW NOI Debt Yield and
k.	Cut-off Balance UW NCF Debt Yield
characteristics.

Benefit Street, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Committed Whole Loans, weighted by the “Whole Loan Cut-off Date Commitment ($),” for the purpose of recalculating the “Total/Weighted Average” information relating to the:
a.	Committed Cut-off Balance Stabilized LTV,
b.	Committed Balance UW Stabilized NOI DSCR,
c.	Committed Balance UW Stabilized NCF DSCR,
d.	Committed Balance Appraisal Stabilized NOI DCSR,
e.	Committed Balance Appraisal Stabilized NCF DCSR,
f.	Committed Balance UW Stabilized NOI Debt Yield,
g.	Committed Balance UW Stabilized NCF Debt Yield,
h.	Committed Balance Appraisal Stabilized NOI Debt Yield and
i.	Committed Balance Appraisal Stabilized NCF Debt Yield
characteristics.

Attachment A Page 14 of 14

21. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 21.

22.
Using the “Sponsor / Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”).  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Benefit Street

• Midwest Industrial Portfolio
Mortgage Asset Cut‑off Date Balance ($), Future Funding Participation Commitment ($), Mortgage Loan Cut-off Date Commitment ($), Whole Loan Cut-off Date Commitment ($) and Mortgage Asset Balloon Payment ($)

The “Mortgage Asset Cut-off Date Balance ($),” “Future Funding Participation Commitment ($),” “Mortgage Loan Cut-off Date Commitment ($),” “Whole Loan Cut-off Date Commitment ($)” and “Mortgage Asset Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Cut-off Date Commitment ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Columbus Portfolio • MHP Funds Portfolio II
Mortgage Asset Cut‑off Date Balance ($), Future Funding Participation Commitment ($), Mortgage Loan Cut-off Date Commitment ($), Whole Loan Cut-off Date Commitment ($) and Mortgage Asset Balloon Payment ($)

The “Mortgage Asset Cut-off Date Balance ($),” “Future Funding Participation Commitment ($),” “Mortgage Loan Cut-off Date Commitment ($),” “Whole Loan Cut-off Date Commitment ($)” and “Mortgage Asset Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As‑Is Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Notes 2 and 3)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Note 4)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel

Third Party Information:

Characteristic	Source Document

Appraiser Name	Appraisal Report
As-Is Appraised Value	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 5)	Phase II Environmental Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Insurance (Y/N) (see Note 6)	Certificate of Environmental Insurance
Seismic Report Date (see Note 7)	Seismic Report
Seismic PML% (see Note 7)	Seismic Report
Seismic Insurance Required (Y/N) (see Note 8)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 9)

Characteristic	Source Documents

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 10)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 10)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Notes 2 and 10)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 10)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 10)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 11)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
UW Occupancy	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 12)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 12)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 12)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 12)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 12)	Underwriting Summary
UW Stabilized Occupancy (see Note 12)	Underwriting Summary
Appraisal Stabilized EGI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Expenses ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NOI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Reserves ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NCF ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Occupancy	Underwriting Summary or Appraisal Report
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A

Hotel Operating Information: (see Note 13)

Characteristic	Source Document

Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Reserve and Escrow Information: (see Note 14)

Characteristic	Source Document(s)

Tax Escrow (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Tax Escrow (Monthly) ($)	Tax and Insurance Escrow Monthly Balance Support File, Settlement Statement or Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Insurance Escrow (Monthly) ($) (see Note 2)	Tax and Insurance Escrow Monthly Balance Support File, Settlement Statement or Loan Agreement
Springing Insurance Escrow Description (see Note 2)	Loan Agreement
Replacement Reserve (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Replacement Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
Replacement Reserve Note	Loan Agreement
TI/LC Reserve (Cut-off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
TI/LC Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
TI/LC Reserve Note	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Documents

Other Reserves (Cut-Off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Other Reserves (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves Note	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Other Reserves 2 (Cut-Off Date) ($) (see Notes 15 and 16)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Other Reserves 2 (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves 2 Note (see Note 16)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Other Reserves 3 (Cut-Off Date) ($) (see Note 15)	Escrow Current Balance Support File, Settlement Statement or Loan Agreement
Other Reserves 3 (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves 3 Note	Escrow Current Balance Support File, Settlement Statement or Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note or Loan Agreement
Sponsor / Guarantor	Guaranty Agreement or Loan Agreement
Future Funding Participation Commitment ($) (see Note 2)
For all Mortgage Loans:
• Loan Agreement or Settlement Statement
For Underlying Properties associated with Multiple Property Loans:
• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Note Date	Promissory Note or Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options	Loan Agreement
First Extension Period (months)	Loan Agreement
Second Extension Period (months)	Loan Agreement
Third Extension Period (months)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Interest Accrual Method	Loan Agreement
Amortization Type	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type During Extensions	Loan Agreement
Amortization Type During Extensions Description	Loan Agreement
Loan Type (Fixed / Floating)	Loan Agreement
Gross Margin (see Note 17)	Loan Agreement
LIBOR Floor (see Note 2)	Loan Agreement
LIBOR Cap Strike Rate	Interest Rate Cap Agreement or Loan Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Rounding Factor	Loan Agreement
Index	Loan Agreement
Index Determination Lookback (in days)	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Prepayment Provision String (see Notes 18, 19, 20 and 21)	Loan Agreement
Remaining Call Protection String (Cut‑off Date) (see Notes 18, 19, 20 and 21)	Loan Agreement
Upfront Minimum Interest Period	Loan Agreement
Loan Purpose	Settlement Statement or Asset Summary Report
Lien Position	Title Policy
Recourse (Y / N / Partial) (see Note 2)	Guaranty Agreement or Loan Agreement
Lockbox Type (see Note 22)	Loan Agreement or Cash Management Agreement
Lockbox Trigger Event	Loan Agreement or Cash Management Agreement
Cash Management Type (see Note 23)	Loan Agreement or Cash Management Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State
characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.
For the Mortgage Loans listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:

Mortgage Loan	Characteristic	Source Document Value	Provided Value

Bed Bath & Beyond Plaza	Physical Occupancy	93.0%	95.9%

Hannaford Plaza	Physical Occupancy 3rd Largest Tenant Lease Expiration	73.8% N/A	82.8% MTM

Eastchester Shopping Center	Insurance Escrow (Monthly) ($) Springing Insurance Escrow Description	$0 N/A	Springing Failure to maintain approved blanket policy

3 Gateway Center	Future Funding Participation Commitment ($)	$18,460,000	$14,210,000

Reston International	Future Funding Participation Commitment ($)	$9,100,000	$5,168,597

Shops at Mauna Lani‑Leasehold	LIBOR Floor	0.50%	0.75%

Shops at Mauna Lani‑Leased Fee	LIBOR Floor	0.50%	0.75%

The Hudson	Recourse (Y / N / Partial)	Partial	N

Midwest Industrial Portfolio	Recourse (Y / N / Partial)	Partial	N

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

3.
For the purpose of comparing the “Physical Occupancy” characteristic for each Mortgage Loan on the Preliminary Data File with the “Property Type” as “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin,” or “down” in the applicable Source Document(s) as vacant.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the Mortgaged Properties identified on the Preliminary Data File as:
a.	Thornton Buildings,
b.	435 Park Court,
c.	1731 Industrial Parkway North,
d.	5929 Packer Drive Northeast and
e.	Parkwood II,
each with the “Single Tenant (Y/N)” characteristic as “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the Cut-off Date for the “Physical Occupancy As Of Date” characteristic.

5.
Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

6.
For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

7.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	Seismic PML %
characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

8.
For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place.  If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “N/A,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

9.
For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

Notes: (continued)

10.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration
characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

Exhibit 2 to Attachment A

i.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Cut-off Date.

11.	For the purpose of comparing the “Underwriting Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

12.
For each Mortgage Loan on the Preliminary Data File for which the related underwriting summary Source Document did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Underwritten EGI ($),
b.	Underwritten Expenses ($),
c.	Underwritten NOI ($),
d.	Underwritten Reserves ($),
e.	Underwritten NCF ($) and
f.	UW Occupancy
characteristics for the purpose of comparing the:
i.	Underwritten Stabilized EGI ($),
ii.	Underwritten Stabilized Expenses ($),
iii.	Underwritten Stabilized NOI ($),
iv.	Underwritten Stabilized Reserves ($),
v.	Underwritten Stabilized NCF ($) and
vi.	UW Stabilized Occupancy
characteristics, respectively.

13.
Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgaged Properties with the “Property Type” characteristic of “Hospitality” on the Preliminary Data File.  For each Mortgaged Property for which the “Property Type” characteristic is not “Hospitality” on the Preliminary Data File, the Issuer instructed us to use “N/A” for the “Hotel Operating Information” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

14.
The “Escrow Current Balance Support File” Source Document is a Microsoft Excel data file labeled “CLO2 - Reserve and Escrow Balances (5.4.2017).xlsx” that was provided by Benefit Street, on behalf of the Issuer.

The “Tax and Insurance Escrow Monthly Balance Support File” Source Document is a Microsoft Excel data file labeled “Situs BSP CLO 2 Tape 5.5.2017.xlsx” that was provided by Benefit Street, on behalf of the Issuer.

15.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)
characteristics, as applicable, for each Mortgage Loan with a “Note Date” on or after 4 May 2017, Benefit Street, on behalf of the Issuer, instructed us to use the initial escrow deposit amount indicated in the related Source Document(s).

16.
For the Mortgage Loan identified on the Preliminary Data File as “Malvern Technology Center” (the “Malvern Technology Center Mortgage Loan”), the loan agreement Source Document indicates that a reserve of $1,000,000 (the “JNJ Reserve”) was established on the closing date of the Malvern Technology Center Mortgage Loan.  Benefit Street, on behalf of the Issuer, indicated that the JNJ Reserve was disbursed prior to the Cut-off Date and instructed us to not include this reserve for the purpose of comparing the “Other Reserves 2 (Cut-Off Date) ($)” and “Other Reserves 2 Note” characteristics for the Malvern Technology Center Mortgage Loan.

17.
For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Gross Margin” for the applicable Multiple Property Loan as the value for the “Gross Margin” for each of the Underlying Properties associated with such Multiple Property Loan.

Exhibit 2 to Attachment A

Notes: (continued)

18.
For certain Mortgage Loans, the loan agreement Source Document indicates that payment of an exit fee (the “Exit Fee”) is required in connection with repayment of the Mortgage Loan.  For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider any loan payment date on which only an Exit Fee will be due as a payment date in the open period.

For certain Mortgage Loans, the loan agreement Source Document indicates that payment of a deferred commitment fee (the “Deferred Commitment Fee”) is required in connection with repayment of the Mortgage Loan.  For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider any loan payment date on which only a Deferred Commitment Fee will be due as a payment date in the open period.

For certain Mortgage Loans, the loan agreement Source Document indicates that a minimum interest payment (the “Minimum Interest Payment”) is required in connection with repayment of the Mortgage Loan.  For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider any loan payment date on which only a Minimum Interest Payment will be due as a payment date in the open period.

19.
For the Mortgage Loans identified on the Preliminary Data File as “350 Indiana Street” (the “350 Indiana Street Mortgage Loan”) and “The Verge” (“The Verge Mortgage Loan”), the loan agreement Source Documents each contain the following defined term:

From and after the Closing Date until but not including the eighteenth (18th) Monthly Payment Date ("Lockout Date")

For the 350 Indiana Street Mortgage Loan and The Verge Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the first “Monthly Payment Date,” as described in the applicable Source Document, is the “First Payment Date,” as shown on the Preliminary Data File, for the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics.

20.
For the Mortgage Loan identified on the Preliminary Data File as “Eastchester Shopping Center” (the “Eastchester Shopping Center Mortgage Loan”), the loan agreement Source Document contains the following defined term:

From and after the eighteenth (18th) Monthly Payment Date until but not including the thirty-sixth (36th) Monthly Payment Date ("Prepayment Open Date")

For the Eastchester Shopping Center Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the first “Monthly Payment Date,” as described in the applicable Source Document, is the “First Payment Date,” as shown on the Preliminary Data File, for the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics.

Notes: (continued)

21.	For the Mortgage Loan identified on the Preliminary Data File as “Bayside Square” (the “Bayside Square Mortgage Loan”), the loan agreement Source Document:
a.
Indicates that, “until and including” a monthly payment due date (the “First Specified Due Date”), the related borrower may not voluntarily prepay all or any portion of the outstanding principal balance of the related Mortgage Loan and

Exhibit 2 to Attachment A

b.
Indicates that, “from and after” the First Specified Due Date, the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full, provided such prepayment is accompanied by a prepayment premium.

For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to assume that the First Specified Due Date related to the Bayside Square Mortgage Loan is in the prepayment penalty period.

For the Bayside Square Mortgage Loan, the loan agreement Source Document:
a.
Indicates that, “until and including” a monthly payment due date (the “Second Specified Due Date”), the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full, provided such prepayment is accompanied by a prepayment premium and

b.
Indicates that, “from and after” the Second Specified Due Date, the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full, without payment of a prepayment premium.

For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to assume that the Second Specified Due Date related to the Bayside Square Mortgage Loan is in the open period.

Exhibit 2 to Attachment A

Notes: (continued)

22.
For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:

a.
Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender.  Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.

b.
Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account.  Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.

c.
Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

23.
For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:

a.
In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis.

b.
Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower.  Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Asset Number
Closing Status
Property Flag
Property Name
# of Properties
Mortgage Asset Type
Mortgage Asset Initial Funded Amount ($)
Future Funding Participation Cut-off Date Balance ($)
Pari Passu Debt Amount ($)
Current Existing Additional Debt (Y/N)
Additional Financing Permitted in Future (Y/N)
Cross-collateralized (Y/N)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.